Share-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation
17.	Share-based Compensation

Compensation expense related to restricted share awards was $4 million and $20 million for the three months ended June 30, 2013 and 2012, respectively, and $6 million and $26 million for the six months ended June 30, 2013 and 2012, respectively. Compensation expense related to the Company’s nonqualified option awards was $1 million and less than $1 million for the three months ended June 30, 2013 and 2012, respectively, and $3 million and $1 million for the six months ended June 30, 2013 and 2012, respectively.

At June 30, 2013, unrecognized compensation expense related to the Company’s restricted shares and options, adjusted for estimated forfeitures, was approximately $48 million, with such unrecognized compensation expense expected to be recognized over a weighted-average period of approximately 3 years. The ultimate amount of such expense is dependent upon the actual number of restricted shares and options that vest. The Company periodically assesses the forfeiture rates used for such estimates. A change in estimated forfeiture rates would cause the aggregate amount of compensation expense recognized in future periods to differ from the estimated unrecognized compensation expense above.

Tronox Limited Management Equity Incentive Plan

On the Transaction Date, Tronox Limited adopted the Tronox Limited Management Equity Incentive Plan (the “Tronox Limited MEIP”), which permits the grant of awards that constitute incentive options, nonqualified options, share appreciation rights, restricted shares, restricted share units, performance awards and other share-based awards, cash payments and other forms such as the compensation committee of the Board in its discretion deems appropriate, including any combination of the above. Subject to further adjustment, the maximum number of shares which may be the subject of awards (inclusive of incentive options) is 12,781,225 Class A Shares.

Restricted Shares

During the six months ended June 30, 2013, the Company granted restricted share awards to employees. All restricted share awards vest pursuant to both time requirements and performance requirements. The time provisions are graded vesting, while the performance provisions are cliff vesting and have a variable payout. During the six months ended June 30, 2013, as part of the annual director’s compensation program, the Company granted restricted share awards with graded vesting to members of the Board. In accordance with ASC 718, Compensation—Share-Based Compensation (“ASC 718”), the restricted share awards issued during 2013 are classified as equity awards, and are accounted for using the fair value established at the grant date.

Restricted share activity for the six months ended June 30, 2013 was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2012	761,065	$20.62
Awards granted	780,640	20.96
Awards earned	(68,258)	24.18
Awards forfeited	(15,245)	23.86

Balance at June 30, 2013	1,458,202	$20.60

Outstanding awards expected to vest	1,422,910	$20.57

(1)	Represents the weighted-average grant-date fair value.

Restricted share activity for the six months ended June 30, 2012 was as follows:

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	160,835	27.39

Balance at June 30, 2012	581,600	$19.86

Outstanding awards expected to vest	574,716	$19.77

(1)	Represents the weighted-average grant-date fair value.

Options

During the six months ended June 30, 2013, the Company granted options to employees to purchase Class A Shares, which have graded vesting provisions over a three year period. Options activity was as follows:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2012	612,439	$24.81
Options issued	1,553,110	19.10
Options exercised	(50,000)	22.00
Options expired	(32,822)	25.65
Options forfeited	(18,204)	20.40

Outstanding at June 30, 2013	2,064,523	$20.61	9.46	$2

Outstanding and expected to vest at June 30, 2013	1,801,008	$20.20	9.53	$2

Exercisable at June 30, 2013	165,012	$25.14	8.86	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at June 30, 2013 and the options’ exercise price. The intrinsic value for shares exercised is based on the market value on the date of exercise.

Valuation and Cost Attribution Methods. Fair value is determined on the date of grant using the Black-Scholes option-pricing model, and is recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model using the following assumptions:

	February 25, 2013	March 11, 2013
Number of options granted	1,544,872	8,238
Fair market value and exercise price(1)	$19.09	$21.49
Risk-free interest rate(2)	1.04%	1.19%
Expected dividend yield	5.24%	4.65%
Expected volatility	56%	56%
Maturity (years)	10	10
Expected term (years)	6	6
Per-unit fair value of options granted	$6.28	$7.48

(1)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(2)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

During the six months ended June 30, 2012, the Company granted options to employees to purchase Class A Shares, which have graded vesting provisions over a three year period. Options activity was as follows:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56
Options issued	135,895	25.90

Outstanding at June 30, 2012	653,225	$24.84	9.68	$1

Outstanding and expected to vest at June 30, 2012	618,095	$24.86	9.68	$1

Exercisable at June 30, 2012	7,440	$24.60	9.52	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock at June 30, 2012 and the options’ exercise price.

Valuation and Cost Attribution Methods. Options’ fair value was determined on the date of grant using the Black-Scholes option-pricing model and was recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model for the options granted and used the following assumptions:

June 26, 2012
Number of options granted	135,895
Fair market value and exercise price(1)	$25.90
Risk-free interest rate(2)	0.97%
Expected dividend yield	3.86%
Expected volatility	55%
Maturity (years)	10
Expected term (years)	6
Per-unit fair value of options granted	$9.43

(1)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(2)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

T-Bucks Employee Participation Plan (“T-Bucks EPP”)

During 2012, the Company established the T-Bucks EPP for the benefit of certain qualifying employees (the “Participants”) of Tronox subsidiaries in South Africa (the “Employer Companies”). In accordance with the terms of the Trust Deed of the T-Bucks Trust (the “T-Bucks Trust Deed”), the Employer Companies funded the T-Bucks Trust (the “Trust”) in the amount of R124 million (approximately $15 million), which represents a capital contribution equal to R75,000 for each Participant. The funded amount was used to acquire 548,234 Class A Shares.

On September 3, 2012, the Participants were awarded shares units in the Trust which entitles them to receive shares of Tronox Limited upon completion of the vesting period on May 31, 2017. The Participants are also entitled to receive dividends on the Tronox shares during the vesting period. Forfeited shares are retained by the Trust and are allocated to future participants in accordance with the Trust Deed. Under certain conditions, as outlined in the Trust Deed, Participants may receive share units awarded before May 31, 2017. The fair value of the awards is the fair value of the shares determined at the Grant Date. Compensation costs are recognized over the vesting period using the straight-line method. In accordance with ASC 718, the T-Bucks EPP is classified as an equity-settled shared-based payment plan.

At June 30, 2013 and December 31, 2012, there were 548,234 shares in the trust with a fair value of $25.79, which represents the fair value on the date of purchase by the trust. Compensation expense during the three and six months ended June 30, 2013 was less than $1 million and $2 million, respectively.

Long-Term Incentive Plan

In connection with the Transaction, the Company assumed a long-term incentive plan (the “LTIP”) for the benefit of certain qualifying employees of Tronox subsidiaries in South Africa and Australia. The LTIP is classified as a cash-settled compensation plan, and is remeasured to fair value at each reporting date. At June 30, 2013, the LTlP plan liability was approximately $2 million, which was recorded in “Other long-term liabilities” on the unaudited Condensed Consolidated Balance Sheets. Compensation expense was less than $1 million for all periods presented.

Tronox Incorporated Management Equity Incentive Plan

In connection with its emergence from bankruptcy, Tronox Incorporated adopted the Tronox Incorporated management equity incentive plan (the “Tronox Incorporated MEIP”), which permitted the grant of awards that constitute incentive options, nonqualified options, share appreciation rights, restricted share, restricted share units, performance awards and other share-based awards, cash payments and other forms such as the compensation committee of the Tronox Incorporated Board of Directors in its discretion deems appropriate, including any combination of the above. The number of shares available for delivery pursuant to the awards granted under the Tronox Incorporated MEIP was 1.2 million shares. All share and per share data related to the Tronox Incorporated Management Equity Incentive Plan is presented on a pre-split basis.

On the Transaction Date, 420,765 restricted shares of Tronox Incorporated vested in connection with the Transaction. The remaining restricted shares of Tronox Incorporated were converted to Tronox Limited restricted shares. Additionally, on the Transaction Date, 517,330 Tronox Incorporated options were converted to Tronox Limited options.

Restricted Shares

During the six months ended June 30, 2012, the Company granted restricted shares to its employees, which have graded vesting provisions. The Company was withholding the highest combined maximum rate imposed under all applicable federal, state, local and foreign tax laws on behalf of the employees that received these awards. In accordance with ASC 718, such restricted stock awards were classified as liability awards and were remeasured to fair value at each reporting date.

Restricted share activity with employees and directors was as follows:

	Number of Shares	Fair Value
Balance at December 31, 2011	1,177,995	$21.48
Awards granted	52,915	24.36
Awards earned	(810,145)	32.41
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at June 30, 2012	—	$—

(1)	Represents weighted average fair value. Liability awards are remeasured to fair value at each reporting date and upon vesting, while equity awards are presented at grant date fair value.

Options

Tronox Incorporated options activity was as follows:

	Number of Options	Price(1)
Balance at December 31, 2011	345,000	$22.00
Options issued	172,330	29.69
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56

Outstanding at June 30, 2012	—	$—

(1)	Represents weighted average exercise price.

Valuation and Cost Attribution Methods. Fair value is determined on the date of grant using the Black-Scholes option-pricing model, and is recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model using the following assumptions:

	January 2, 2012	June 6, 2012
Number of options granted	22,330	150,000
Fair market value and exercise price(1)	$24.60	$30.45
Risk-free interest rate(2)	1.97%	0.94%
Expected dividend yield	0.0%	0.0%
Expected volatility	49%	55%
Expected term (years)	10	10
Per-unit fair value of options granted	$14.78	$15.64

(3)	The adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, on the grant date.
(4)	The risk-free interest rate was based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

19. Share-based Compensation

Compensation expense related to restricted share awards was $29 million, $14 million, less than $1 million and $1 million for the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, respectively. Compensation expense related to the Company’s nonqualified option awards was $2 million, less than $1 million, $0 million and less than $1 million for the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, respectively. During the one month ended January 31, 2011, the tax benefit associated with compensation expense had a corresponding offset to the valuation allowance, yielding no overall income tax benefit.

As of December 31, 2012, unrecognized compensation expense related to the Company’s restricted shares and options, adjusted for estimated forfeitures, was approximately $30 million, with such unrecognized compensation expense expected to be recognized over a weighted-average period of approximately 3 years. The ultimate amount of such expense is dependent upon the actual number of restricted shares and options that vest. The Company periodically assesses the forfeiture rates used for such estimates. A change in estimated forfeiture rates would cause the aggregate amount of compensation expense recognized in future periods to differ from the estimated unrecognized compensation expense above.

Tronox Limited Management Equity Incentive Plan

On the Transaction Date, Tronox Limited adopted the Tronox Limited management equity incentive plan (the “Tronox Limited MEIP”), which permits the grant of awards that constitute incentive options, nonqualified options, share appreciation rights, restricted shares, restricted share units, performance awards and other share-based awards, cash payments and other forms such as the compensation committee of the Board in its discretion deems appropriate, including any combination of the above. Subject to further adjustment, the maximum number of shares which may be the subject of awards (inclusive of incentive options) is 12,781,225 Class A Shares.

Restricted Shares

During 2012, the Company granted 341,755 restricted share awards to employees, which have both time requirements and performance requirements. The time provisions are graded vesting, while the performance provisions are cliff vesting and have a variable payout. During 2012, the Company granted 34,740 restricted share awards with graded vesting to members of the Board. In accordance with ASC 718, the restricted share awards issued during 2012 are classified as equity awards and are accounted for using the fair value established at the grant date.

The following table summarizes restricted share activity for the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	$—
Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction	420,765	16.99
Awards granted	376,495	24.97
Awards earned	(24,620)	20.87
Awards forfeited	(11,575)	29.32

Balance at December 31, 2012	761,065	$20.62

Outstanding awards expected to vest	754,162	$20.57

(1)	Represents the weighted-average grant-date fair value.

Options

On October 26, 2012 and November 12, 2012, the Company granted 88,233 and 711 options, respectively, to employees to purchase Class A Shares, respectively, which vest over a three year period. The following table presents a summary of activity for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	—	$—	—		$—
Options converted to Tronox Limited in connection with the Transaction	517,330	24.56	9.10		—
Options issued	247,904	23.83	9.62		—
Options forfeited	(159,880)	22.55	—		—
Options vested	(76,595)	22.25	—		—

Outstanding at December 31, 2012	528,759	$25.16	9.38	$

Outstanding awards expected to vest	491,416	$25.23	9.40		—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable. The fair value of awards granted in connection with the share split has been affected to reflect the estimated fair value on the date of such share split.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price. Options issued in connection with the share split had no effect on the intrinsic value of outstanding options.

October 26, 2012 Grants

Valuation and Cost Attribution Methods. Options’ fair value was determined on the date of grant using the Black-Scholes option-pricing model and was recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model for the 88,233 options granted on October 26, 2012 and used the following assumptions:

2012
Risk-free interest rate	1.02%
Expected dividend yield	4.84%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$7.03

The Company used the fair market value and exercise price of $20.64, which was the adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, recorded on October 26, 2012.

Expected Volatility—In setting the volatility assumption, the Company considered the most recent reported volatility of each compensation peer company. For the 2012 valuation, the peer company group included the following companies: Cabot Corporation, Celanese Corporation, Cliffs Natural Resources Inc., Cytec Industries Inc., Eastman Chemical Company, FMC Corporation, Freeport-McMoRan Copper & Gold Inc., Georgia Gulf Corporation, Huntsman Corporation, Kronos Worldwide, Inc., PPG Industries, Inc., Rockwood Holdings, Inc., RPM International Inc., The Sherwin-Williams Company, Southern Copper Corporation, Teck Resources Limited, The Valspar Corporation, W.R. Grace & Co, and Westlake Chemical Corporation.

Risk-free interest rate—The Company used a risk-free interest rate of 1.02%, which was the risk-free interest rate based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

November 12, 2012 Grants

Valuation and Cost Attribution Methods. Options’ fair value was determined on the date of grant using the Black-Scholes option-pricing model and was recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model for the 711 options granted on November 12, 2012 and used the following assumptions:

2012
Risk-free interest rate	0.87%
Expected dividend yield	5.34%
Expected volatility	56%
Expected term (years)	10
Per-unit fair value of options granted	$6.07

The Company used the fair market value and exercise price of $18.72, which was the adjusted closing price of Class A Shares, New York Stock Exchange symbol TROX, recorded on November 12, 2012.

Expected Volatility—In setting the volatility assumption, the Company considered the most recent reported volatility of each compensation peer company. For the 2012 valuation, the peer company group included the following companies: Cabot Corporation, Celanese Corporation, Cliffs Natural Resources Inc., Cytec Industries Inc., Eastman Chemical Company, FMC Corporation, Freeport-McMoRan Copper & Gold Inc., Georgia Gulf Corporation, Huntsman Corporation, Kronos Worldwide, Inc., PPG Industries, Inc., Rockwood Holdings, Inc., RPM International Inc., The Sherwin-Williams Company, Southern Copper Corporation, Teck Resources Limited, The Valspar Corporation, W.R. Grace & Co, and Westlake Chemical Corporation.

Risk-free interest rate—The Company used a risk-free interest rate of 0.87%, which was the risk-free interest rate based on U.S. Treasury Strips available with maturity period consistent with expected life assumption.

T-Bucks Employee Participation Plan (“T-Bucks EPP”)

During 2012, the Company established the T-Bucks EPP for the benefit of certain qualifying employees (the “Participants”) of Tronox subsidiaries in South Africa (the “Employer Companies”). In accordance with the terms of the Trust Deed of the T-Bucks Trust (the “T-Bucks Trust Deed”), the Employer Companies funded the T-Bucks Trust (the “Trust”) in the amount of R124 million (approximately $15 million), which represents a capital contribution equal to R75,000 for each Participant. The funded amount was used to acquire 548,234 Class A Shares. Additional contributions may be made in the future at the discretion of the Board.

On September 3, 2012, the Participants were awarded share units in the Trust which entitles them to receive shares of Tronox Limited upon completion of the vesting period on May 31, 2017. The Participants are also entitled to receive dividends on the Tronox shares during the vesting period. Forfeited shares are retained by the Trust and are allocated to future participants in accordance with the Trust Deed. Under certain conditions, as outlined in the Trust Deed, Participants may receive share units awarded before May 31, 2017. The fair value of the awards is the fair value of the shares determined at the Grant Date. Compensation costs are recognized over the vesting period using the straight-line method. Compensation expense for the year ended December 31, 2012 was $1 million. In accordance with ASC 718, the T-Bucks EPP is classified as an equity-settled shared-based payment plan.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	—	—
Shares acquired by the Trust	548,234	$25.79

Balance at December 31, 2012	548,234	$25.79

Outstanding awards expected to vest	548,234	$25.79

(1)	Represents the fair value on the date of purchase by the Trust.

Long-Term Incentive Plan

In connection with the Transaction, the Company assumed a long-term incentive plan (the “LTIP”) for the benefit of certain qualifying employees of Tronox subsidiaries in South Africa and Australia. The LTIP is classified as a cash settled compensation plan and is re-measured to fair value at each reporting date. At December 31, 2012, the LTlP plan liability was approximately $8 million.

Tronox Incorporated Management Equity Incentive Plan

In connection with its emergence from bankruptcy, Tronox Incorporated adopted the Tronox Incorporated management equity incentive plan (the “Tronox Incorporated MEIP”), which permitted the grant of awards that constitute incentive options, nonqualified options, share appreciation rights, restricted share, restricted share units, performance awards and other share-based awards, cash payments and other forms such as the compensation committee of the Tronox Incorporated Board of Directors in its discretion deems appropriate, including any combination of the above. The number of shares available for delivery pursuant to the awards granted under the Tronox Incorporated MEIP was 1.2 million shares.

On the Transaction Date, 748,980 restricted shares of Tronox Incorporated vested in connection with the Transaction. The remaining restricted shares of Tronox Incorporated were converted to Tronox Limited restricted shares.

Restricted Shares

During 2012, Tronox Incorporated granted 52,915 shares to employees, which have graded vesting provisions. The plan allows Tronox Incorporated to withhold, for tax purposes, the highest combined maximum rate imposed under all applicable federal, state, local and foreign tax laws on behalf of the employees that have received these awards. In accordance with ASC 718, such restricted share awards were classified as liability awards and were re-measured to fair value at each reporting date.

The following table summarizes restricted shares activity during the year ended December 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	1,177,995	$22.01
Awards granted	52,915	24.36
Awards earned	(810,145)	24.30
Awards converted to Tronox Limited restricted shares in connection with the Transaction	(420,765)	16.99

Balance at December 31, 2012	—	$—

(1)	Represents the weighted-average grant-date fair value.

Options

The following table presents a summary of activity for the Tronox Incorporated options for the year ended December 31, 2012:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value(2)
Balance at December 31, 2011	345,000	$22.00	9.95	$0.7
Options issued	172,330	29.69	9.87	—
Options converted to Tronox Limited in connection with the Transaction	(517,330)	24.56	9.59	0.7

Outstanding at December 31, 2012	—	$—	—	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s shares at December 31, 2012 and the options’ exercise price.

Predecessor

Upon emergence from bankruptcy, all predecessor common stock equivalents, including but not limited to options and restricted stock units of Tronox Incorporated were vested and immediately cancelled with the plan of reorganization.

Overview—Tronox Incorporated’s Long Term Incentive Plan (the “Predecessor LTIP”) authorized the issuance of shares of Tronox Incorporated common stock to certain employees and non-employee directors any time prior to November 16, 2015, in the form of fixed-price options, restricted stock, stock appreciation rights or performance awards. As of the date of emergence from bankruptcy, all stock-based awards previously issued under the Predecessor’s LTIP plan vested and were immediately cancelled.

The following table summarizes information about restricted stock award, performance award and option activity for the one month ended January 31, 2011:

	Restricted Stock Awards & Stock Opportunity Grants		Performance Awards	Options
Restricted Shares	Number of Shares	Fair Value(1)	Number Of Units	Number of Options	Price(2)	Contractual Life (Years)(2)	Intrinsic Value(3)
Balance at December 31, 2010	148,053	$4.92	2,689,150	1,152,408	$9.54	5.31	$9.54
Awards vested/cancelled	(148,053)	—	(2,689,150)	(1,152,408)	—	—	—

Balance at January 31, 2011	—	$—	—	—	$—	—	$—

(1)	Represents the weighted average grant date fair value.
(2)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(3)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock and the options’ exercise price.